Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vontobel Asset Management, Inc.
Address: 450 Park Avenue 7th Floor
         New York, NY  10022

13F File Number:  28-4490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Mastoloni
Title:     Vice President/Compliance Officer
Phone:     212-415-7051

Signature, Place, and Date of Signing:

     Joseph Mastoloni     New York, NY     August 04, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.
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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     1019100


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name

1    28-4490                       Vontobel Asset Management, Inc.

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                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
American Express Co.           COM              025816109    37120   722470 SH        SOLE                  722470
American Intl Group Inc.       COM              026874107    58335   818421 SH        SOLE                  818421
Banco Latinoamericano          CL E             P16994132     1985   126500 SH        SOLE                  126500
Banco Santander Chile New      SP ADR REP COM   05965X109     1755    65700 SH        SOLE                   65700
Berkshire Hathaway Inc. Del    CL A             084670108   102560     1153 SH        SOLE                    1153
Berkshire Hathaway Inc. Del    CL B             084670207    20500     6937 SH        SOLE                    6937
Chubb Corp                     COM              171232101    45940   673764 SH        SOLE                  673764
Cincinnati Finl Corp.          COM              172062101    60000  1378654 SH        SOLE                 1378654
Diageo PLC                     Spon ADR New     25243Q205    10940   199810 SH        SOLE                  199810
Federal Home Loan Mortgage CorpCOM              313400301   109265  1726131 SH        SOLE                 1726131
Federal National Mortgage Ass  COM              313586109   109115  1529087 SH        SOLE                 1529087
Fifth Third Bancorp            COM              316773100    51060   949414 SH        SOLE                  949414
General Mills Inc.             COM              370334104    15920   334967 SH        SOLE                  334967
Golden West Finl Corp. Del     COM              381317106    25640   241076 SH        SOLE                  241076
Harley Davidson Inc.           COM              412822108    21415   345743 SH        SOLE                  345743
HCA Inc.                       COM              404119109    36690   882198 SH        SOLE                  882198
HDFC Bank LTD.                 ADR REPS 3 SHS   40415F101      360    13300 SH        SOLE                   13300
Health Management Associates   New COM          421933102    38220  1704782 SH        SOLE                 1740782
Imperial Tobacco Group PLC     SPONSORED ADR    453142101      485    10800 SH        SOLE                   10800
Liz Claiborne Inc              COM              539320101    16675   463455 SH        SOLE                  463455
Markel Corp                    COM              570535104    45505   163985 SH        SOLE                  163985
Matav-Cable Sys Media LTD.     Spons ADR        576561104      245    12050 SH        SOLE                   12050
Millea Holdings Inc            ADR              60032R106      690     9190 SH        SOLE                    9190
Mohawk Industries Inc.         COM              608190104    32670   445478 SH        SOLE                  445478
Old Republic International CorpCOM              680223104    13130   553482 SH        SOLE                  553482
Safeway Inc.                   COM NEW          786514208    13335   526170 SH        SOLE                  526170
SPDR TR                        UNIT SER 1       78462F103      130     1155 SH        SOLE                    1155
State Street Corp.             COM              857477103    18645   380174 SH        SOLE                  380174
Tesco Corp                     COM              88157K101      505    34134 SH        SOLE                   34134
TJX Companies Inc.             COM              872539101    43030  1782451 SH        SOLE                 1782451
Universal Health Services Inc  CL. B            913903100    32415   706397 SH        SOLE                  706397
Watts Industries Inc.          CL. A            942749102    17530   650380 SH        SOLE                  650380
Wells Fargo & Co. Del.         COM              949740104    37290   651531 SH        SOLE                  651531
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